Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Empower Large Cap Growth Fund-Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	$ 63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,757,000,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 4,800,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,757M
Total number of portfolio holdings	91
Total advisory fee paid	$ 4.8M
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.44%
Amazon.com Inc	6.67%
NVIDIA Corp	5.30%
Apple Inc	4.74%
Mastercard Inc Class A	3.63%
Meta Platforms Inc Class A	3.31%
Alphabet Inc Class C	3.06%
Oracle Corp	2.67%
Uber Technologies Inc	2.56%
Eli Lilly & Co	2.34%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	7.44%
Amazon.com Inc	6.67%
NVIDIA Corp	5.30%
Apple Inc	4.74%
Mastercard Inc Class A	3.63%
Meta Platforms Inc Class A	3.31%
Alphabet Inc Class C	3.06%
Oracle Corp	2.67%
Uber Technologies Inc	2.56%
Eli Lilly & Co	2.34%

Material Fund Change [Text Block]
Material Fund Chang
es
This is a summary of certain changes and plan
ned
changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 1, 2025, Victory Capital Management replaced Amundi Asset Management US, Inc. as the sub-advi ser
.

Material Fund Change Adviser [Text Block]	Effective April 1, 2025, Victory Capital Management replaced Amundi Asset Management US, Inc. as the sub-advi ser .
Summary of Change Legend [Text Block]
This is a summary of certain changes and plan
ned
changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Investor Class/MXLGX)	$ 101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,757,000,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 4,800,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,757M
Total number of portfolio holdings	91
Total advisory fee paid	$ 4.8M
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.44%
Amazon.com Inc	6.67%
NVIDIA Corp	5.30%
Apple Inc	4.74%
Mastercard Inc Class A	3.63%
Meta Platforms Inc Class A	3.31%
Alphabet Inc Class C	3.06%
Oracle Corp	2.67%
Uber Technologies Inc	2.56%
Eli Lilly & Co	2.34%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	7.44%
Amazon.com Inc	6.67%
NVIDIA Corp	5.30%
Apple Inc	4.74%
Mastercard Inc Class A	3.63%
Meta Platforms Inc Class A	3.31%
Alphabet Inc Class C	3.06%
Oracle Corp	2.67%
Uber Technologies Inc	2.56%
Eli Lilly & Co	2.34%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 1, 2025, Victory Capital Management replaced Amundi Asset Management US, Inc. as the sub-adviser.

Material Fund Change Adviser [Text Block]	Effective April 1, 2025, Victory Capital Management replaced Amundi Asset Management US, Inc. as the sub-adviser.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Institutional Class/MXVHX)	$ 63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Net Assets	$ 1,673,000,000
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,673M
Total number of portfolio holdings	181
Total advisory fee paid	$ 4.7M
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Citigroup Inc	2.58%
Philip Morris International Inc	2.24%
Amazon.com Inc	2.11%
Microsoft Corp	2.00%
Exxon Mobil Corp	1.93%
Charles Schwab Corp	1.87%
Alphabet Inc Class A	1.85%
Bank of America Corp	1.70%
JPMorgan Chase & Co	1.54%
Walmart Inc	1.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup Inc	2.58%
Philip Morris International Inc	2.24%
Amazon.com Inc	2.11%
Microsoft Corp	2.00%
Exxon Mobil Corp	1.93%
Charles Schwab Corp	1.87%
Alphabet Inc Class A	1.85%
Bank of America Corp	1.70%
JPMorgan Chase & Co	1.54%
Walmart Inc	1.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor Class/MXEQX)	$ 99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Net Assets	$ 1,673,000,000
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,673M
Total number of portfolio holdings	181
Total advisory fee paid	$ 4.7M
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Citigroup Inc	2.58%
Philip Morris International Inc	2.24%
Amazon.com Inc	2.11%
Microsoft Corp	2.00%
Exxon Mobil Corp	1.93%
Charles Schwab Corp	1.87%
Alphabet Inc Class A	1.85%
Bank of America Corp	1.70%
JPMorgan Chase & Co	1.54%
Walmart Inc	1.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup Inc	2.58%
Philip Morris International Inc	2.24%
Amazon.com Inc	2.11%
Microsoft Corp	2.00%
Exxon Mobil Corp	1.93%
Charles Schwab Corp	1.87%
Alphabet Inc Class A	1.85%
Bank of America Corp	1.70%
JPMorgan Chase & Co	1.54%
Walmart Inc	1.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Value Fund-Investor II Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Investor II
Trading Symbol	MXHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor II Class/MXHAX)	$ 84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Net Assets	$ 1,673,000,000
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,673M
Total number of portfolio holdings	181
Total advisory fee paid	$ 4.7M
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Citigroup Inc	2.58%
Philip Morris International Inc	2.24%
Amazon.com Inc	2.11%
Microsoft Corp	2.00%
Exxon Mobil Corp	1.93%
Charles Schwab Corp	1.87%
Alphabet Inc Class A	1.85%
Bank of America Corp	1.70%
JPMorgan Chase & Co	1.54%
Walmart Inc	1.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup Inc	2.58%
Philip Morris International Inc	2.24%
Amazon.com Inc	2.11%
Microsoft Corp	2.00%
Exxon Mobil Corp	1.93%
Charles Schwab Corp	1.87%
Alphabet Inc Class A	1.85%
Bank of America Corp	1.70%
JPMorgan Chase & Co	1.54%
Walmart Inc	1.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material c ha nges to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P 500® Index Fund-Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower S&P 500® Index Fund
Class Name	Institutional Class
Trading Symbol	MXKWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P 500 ® Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Institutional Class/MXKWX)	$ 13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Net Assets	$ 7,943,000,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company, Portfolio Turnover	0.00%	[1]
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 7,943M
Total number of portfolio holdings	508
Total advisory fee paid	$ 4.1M
Portfolio turnover rate as of the end of the reporting period	0% (a)
(a)	Amount is less than 0.5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
NVIDIA Corp	7.22%
Microsoft Corp	6.92%
Apple Inc	5.74%
Amazon.com Inc	3.88%
Meta Platforms Inc Class A	3.00%
Broadcom Inc	2.43%
Alphabet Inc Class A	1.92%
Berkshire Hathaway Inc Class B	1.67%
Tesla Inc	1.67%
U.S. Treasury Bills 4.30%	1.65%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp	7.22%
Microsoft Corp	6.92%
Apple Inc	5.74%
Amazon.com Inc	3.88%
Meta Platforms Inc Class A	3.00%
Broadcom Inc	2.43%
Alphabet Inc Class A	1.92%
Berkshire Hathaway Inc Class B	1.67%
Tesla Inc	1.67%
U.S. Treasury Bills 4.30%	1.65%

Material Fund Change [Text Block]	Material Fund Changes There were no material chan ges to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P 500® Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower S&P 500® Index Fund
Class Name	Investor Class
Trading Symbol	MXVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P 500 ® Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Investor Class/MXVIX)	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Net Assets	$ 7,943,000,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company, Portfolio Turnover	0.00%	[1]
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 7,943M
Total number of portfolio holdings	508
Total advisory fee paid	$ 4.1M
Portfolio turnover rate as of the end of the reporting period	0% (a)
(a)	Amount is less than 0.5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
NVIDIA Corp	7.22%
Microsoft Corp	6.92%
Apple Inc	5.74%
Amazon.com Inc	3.88%
Meta Platforms Inc Class A	3.00%
Broadcom Inc	2.43%
Alphabet Inc Class A	1.92%
Berkshire Hathaway Inc Class B	1.67%
Tesla Inc	1.67%
U.S. Treasury Bills 4.30%	1.65%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp	7.22%
Microsoft Corp	6.92%
Apple Inc	5.74%
Amazon.com Inc	3.88%
Meta Platforms Inc Class A	3.00%
Broadcom Inc	2.43%
Alphabet Inc Class A	1.92%
Berkshire Hathaway Inc Class B	1.67%
Tesla Inc	1.67%
U.S. Treasury Bills 4.30%	1.65%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Amount is less than 0.5%